UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

June 30, 2010

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 61.2%
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	$ 5,371,750	$ 5,569,414
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	1,156,570	1,242,229
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	19,409,580	20,515,014
U.S. Treasury Notes, 1.125%, 6/30/11(1)	10,000,000	10,074,220
U.S. Treasury Notes, 1.00%, 10/31/11(1)	109,000,000	109,791,994
U.S. Treasury Notes, 1.75%, 11/15/11(1)	22,500,000	22,904,303
U.S. Treasury Notes, 0.75%, 11/30/11(1)	52,000,000	52,209,248
U.S. Treasury Notes, 1.125%, 1/15/12(1)	50,000,000	50,488,300
U.S. Treasury Notes, 0.75%, 5/31/12(1)	30,000,000	30,096,210
U.S. Treasury Notes, 1.875%, 6/15/12(1)	100,000,000	102,500,000
U.S. Treasury Notes, 1.375%, 9/15/12(1)	25,000,000	25,388,675
U.S. Treasury Notes, 1.375%, 11/15/12(1)	59,500,000	60,373,936
U.S. Treasury Notes, 1.375%, 1/15/13(1)	25,000,000	25,345,700
U.S. Treasury Notes, 1.375%, 3/15/13(1)	95,000,000	96,262,265
U.S. Treasury Notes, 1.375%, 5/15/13(1)	20,000,000	20,251,540
TOTAL U.S. TREASURY SECURITIES
(Cost $625,972,699)		633,013,048
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 27.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 8.8%
FHLMC, 2.125%, 9/21/12(1)	17,000,000	17,492,609
FHLMC, 1.625%, 4/15/13(1)	25,000,000	25,402,175
FHLMC, 2.875%, 2/9/15(1)	32,000,000	33,385,376
FNMA, 1.125%, 7/30/12	5,000,000	5,036,735
FNMA, 1.75%, 12/28/12(1)	10,000,000	10,055,760
		91,372,655
GOVERNMENT-BACKED CORPORATE BONDS(2) — 18.2%
Ally Financial, Inc., 1.75%, 10/30/12(1)	13,000,000	13,236,067
Ally Financial, Inc., 2.20%, 12/19/12(1)	9,500,000	9,767,891
American Express Bank FSB, 3.15%, 12/9/11(1)	10,000,000	10,360,530
Bank of America Corp., 2.10%, 4/30/12(1)	5,000,000	5,123,500
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,765,374
Citigroup Funding, Inc., 1.375%, 5/5/11(1)	14,500,000	14,613,984
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,109,125
FDIC Structured Sale Guaranteed Notes, Series A1, 1.06%, 10/25/11(3)(4)	3,000,000	2,964,390
General Electric Capital Corp., 2.25%, 3/12/12(1)	15,000,000	15,398,265
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	6,000,000	6,072,108
Goldman Sachs Group, Inc. (The), 2.15%, 3/15/12(1)	10,000,000	10,244,510
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	6,500,000	6,810,843
HSBC USA, Inc., 3.125%, 12/16/11(1)	7,000,000	7,253,995
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,202,900
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	16,000,000	16,468,800
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,176,710
Morgan Stanley, 3.25%, 12/1/11(1)	10,000,000	10,365,910
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,123,425
US Bancorp., 1.80%, 5/15/12	15,000,000	15,295,635
		187,353,962
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $273,712,736)		278,726,617

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 8.2%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	$ 9,813,064	$ 10,502,590
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(1)	29,347	29,345
FHLMC, Series 2624, Class FE SEQ, VRN, 0.65%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	4,009,979	3,986,013
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.65%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	2,842,150	2,832,162
FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	5,705,618	5,797,477
FHLMC, Series 2672, Class QR, 4.00%, 9/15/10(1)	707,489	711,477
FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	2,263,220	2,307,715
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	1,330,350	1,377,163
FHLMC, Series 2709, Class PC, 5.00%, 9/15/18(1)	1,755,952	1,762,207
FHLMC, Series 2718, Class FW, VRN, 0.70%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	5,715,962	5,727,905
FHLMC, Series 2779, Class FM SEQ, VRN, 0.70%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	2,032,270	2,024,738
FHLMC, Series 2827, Class F, VRN, 0.70%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	3,331,252	3,336,336
FHLMC, Series 2890, Class AB SEQ, 3.75%, 12/15/11(1)	70,391	70,431
FHLMC, Series 2941, Class XA, 5.00%, 2/15/25(1)	38,867	38,872
FHLMC, Series 2984, Class NA, 5.50%, 4/15/26(1)	1,137,108	1,147,358
FHLMC, Series 3562, Class KB, 4.00%, 11/15/22(1)	8,796,814	9,184,468
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	6,143,198	6,183,896
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	1,765,200	1,879,787
FNMA, Series 2002-83, Class GM SEQ, 5.00%, 5/25/16(1)	262,051	262,106
FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(1)	30,523	30,516
FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	326,190	329,937
FNMA, Series 2003-17, Class FN, VRN, 0.65%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	7,101,854	7,043,780
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.70%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	2,062,694	2,058,568
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	1,502,012	1,549,247
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	1,173,109	1,208,293
FNMA, Series 2003-42, Class FK, VRN, 0.75%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	2,930,565	2,919,325
FNMA, Series 2003-43, Class LF, VRN, 0.70%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	3,650,478	3,632,375
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	1,883,188	1,941,545
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	1,168,493	1,192,732
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	1,273,037	1,311,162
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	649,650	650,041
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(1)	1,696,407	1,703,592
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $83,490,698)		84,733,159
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 2.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.8%
FHLMC, VRN, 3.125%, 7/1/10(1)	47,407	48,959
FHLMC, VRN, 2.35%, 9/1/10(1)	153,903	155,601
FHLMC, VRN, 2.88%, 9/1/10(1)	62,562	64,701
FHLMC, VRN, 5.59%, 1/1/11(1)	1,726,636	1,822,159
FHLMC, VRN, 6.34%, 9/1/11(1)	7,505,590	7,931,336

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, VRN, 3.17%, 7/1/10(1)	$ 37,720	$ 38,244
FNMA, VRN, 3.75%, 7/1/10(1)	12,856	13,034
FNMA, VRN, 5.09%, 7/1/10(1)	39,795	41,363
FNMA, VRN, 7.49%, 7/1/10(1)	10,368	10,772
FNMA, VRN, 1.89%, 8/1/10(1)	1,837,980	1,886,188
FNMA, VRN, 2.375%, 8/1/10(1)	9,834	9,991
FNMA, VRN, 1.92%, 9/1/10(1)	70,416	72,453
FNMA, VRN, 3.25%, 9/1/10(1)	21,981	22,874
FNMA, VRN, 6.17%, 9/1/10(1)	6,184	6,219
FNMA, VRN, 2.29%, 10/1/10(1)	21,872	22,252
FNMA, VRN, 4.67%, 10/1/10(1)	78,057	81,679
FNMA, VRN, 2.49%, 11/1/10(1)	36,534	37,990
FNMA, VRN, 4.18%, 11/1/10(1)	20,096	20,155
FNMA, VRN, 4.90%, 11/1/10(1)	160,845	167,921
FNMA, VRN, 2.80%, 12/1/10(1)	48,658	50,738
FNMA, VRN, 4.53%, 12/1/10(1)	691,742	723,827
FNMA, VRN, 2.70%, 1/1/11(1)	196,926	205,833
FNMA, VRN, 3.80%, 1/1/11(1)	13,040	13,440
FNMA, VRN, 5.72%, 2/1/11(1)	4,278,831	4,529,450
FNMA, VRN, 2.45%, 4/1/11(1)	58,380	58,513
FNMA, VRN, 2.45%, 4/1/11(1)	82,229	85,315
FNMA, VRN, 2.75%, 4/1/11(1)	35,230	36,871
FNMA, VRN, 2.33%, 5/1/11(1)	54,832	56,864
FNMA, VRN, 3.81%, 5/1/11(1)	15,299	15,639
GNMA, VRN, 4.125%, 10/1/10(1)	13,417	13,842
GNMA, VRN, 3.625%, 1/1/11(1)	29,374	30,185
GNMA, VRN, 3.375%, 4/1/11(1)	565	579
GNMA, VRN, 3.875%, 4/1/11(1)	77,665	79,859
GNMA, VRN, 4.375%, 7/1/11(1)	15,946	16,483
		18,371,329
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, 6.50%, 1/1/11(1)	9,393	9,518
FHLMC, 6.50%, 5/1/11(1)	23,099	24,197
FHLMC, 6.50%, 12/1/12(1)	81,983	86,034
FHLMC, 6.00%, 2/1/13(1)	228,079	240,703
FHLMC, 7.00%, 11/1/13(1)	15,519	16,539
FHLMC, 7.00%, 12/1/14(1)	22,944	24,778
FHLMC, 6.00%, 1/1/15(1)	688,474	747,263
FHLMC, 7.50%, 5/1/16(1)	239,659	260,401
FHLMC, 5.50%, 11/1/17(1)	781,693	848,198
FNMA, 8.00%, 5/1/12(1)	11,517	12,300
FNMA, 6.50%, 1/1/13(1)	349,128	366,699
FNMA, 6.50%, 3/1/13(1)	3,299	3,587
FNMA, 6.00%, 6/1/13(1)	40,281	43,489
FNMA, 6.50%, 6/1/13(1)	1,934	2,103
FNMA, 6.00%, 1/1/14(1)	14,536	15,789
FNMA, 6.00%, 7/1/14(1)	119,865	130,274
FNMA, 5.50%, 4/1/16(1)	243,585	263,661
FNMA, 7.00%, 5/1/32(1)	334,665	378,797
FNMA, 7.00%, 5/1/32(1)	522,985	591,951
FNMA, 7.00%, 6/1/32(1)	131,107	148,656
FNMA, 7.00%, 6/1/32(1)	659,307	746,250

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, 7.00%, 8/1/32(1)	$ 417,883	$ 472,989
GNMA, 9.50%, 11/20/19(1)	8,812	10,128
		5,444,304
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $22,823,422)		23,815,633
ASSET-BACKED SECURITIES(5) — 0.5%
Ameriquest Mortgage Securities, Inc., Series 2003-8, Class AV2, VRN, 0.78%, 7/26/10, resets monthly off the 1-month LIBOR plus 0.43% with no caps(1)	113,062	108,953
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(1)	5,000,000	5,093,075
TOTAL ASSET-BACKED SECURITIES
(Cost $5,112,759)		5,202,028
TEMPORARY CASH INVESTMENTS — 0.5%
FHLB Discount Notes, 0.001%, 7/1/10(4)	4,888,000	4,888,000

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	103,643	103,643
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,991,643)		4,991,643
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,016,103,957)		1,030,482,128
OTHER ASSETS AND LIABILITIES — 0.3%		2,787,938
TOTAL NET ASSETS — 100.0%		$1,033,270,066

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
495	U.S. Treasury 5-Year Notes	September 2010	$58,584,023	$849,667

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
595	U.S. Treasury 2-Year Notes	September 2010	$130,202,734	$(568,442)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $188,787,000.
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,964,390, which represented 0.3% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.
(5)	Final maturity indicated, unless otherwise noted.

Short-Term Government – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$ 633,013,048	–
U.S. Government Agency Securities and Equivalents	–	278,726,617	–
Collateralized Mortgage Obligations	–	84,733,159	–
U.S. Government Agency Mortgage-Backed Securities	–	23,815,633	–
Asset-Backed Securities	–	5,202,028	–
Temporary Cash Investments	$103,643	4,888,000	–
Total Value of Investment Securities	$103,643	$1,030,378,485	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$281,225	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,016,125,743
Gross tax appreciation of investments	$ 14,552,526
Gross tax depreciation of investments	(196,141)
Net tax appreciation (depreciation) of investments	$ 14,356,385

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

June 30, 2010

Capital Preservation – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY BILLS(1) — 87.0%
U.S. Cash Management Bills, 0.11%, 7/15/10	$375,000,000	$ 374,983,958
U.S. Treasury Bills, 0.15%, 7/1/10	200,000,000	200,000,000
U.S. Treasury Bills, 0.17%, 7/8/10	175,000,000	174,994,215
U.S. Treasury Bills, 0.14%, 7/22/10	310,000,000	309,974,123
U.S. Treasury Bills, 0.10%, 7/29/10	375,000,000	374,971,666
U.S. Treasury Bills, 0.08%, 8/5/10	205,000,000	204,983,312
U.S. Treasury Bills, 0.16%, 8/12/10	135,000,000	134,975,587
U.S. Treasury Bills, 0.04%, 8/19/10	230,000,000	229,989,043
U.S. Treasury Bills, 0.29%, 8/26/10	135,000,000	134,939,800
U.S. Treasury Bills, 0.16%, 9/2/10	69,000,000	68,980,846
U.S. Treasury Bills, 0.10%, 9/9/10	185,000,000	184,963,843
U.S. Treasury Bills, 0.40%, 9/23/10	20,000,000	19,981,520
U.S. Treasury Bills, 0.16%, 9/30/10	200,000,000	199,919,111
U.S. Treasury Bills, 0.39%, 10/21/10	50,000,000	49,939,956
U.S. Treasury Bills, 0.32%, 11/18/10	10,000,000	9,987,556
U.S. Treasury Bills, 0.34%, 1/13/11	50,000,000	49,906,764
U.S. Treasury Bills, 0.34%, 2/10/11	10,000,000	9,979,156
TOTAL U.S. TREASURY BILLS		2,733,470,456
U.S. TREASURY NOTES(1) — 9.3%
U.S. Treasury Notes, 3.875%, 7/15/10	25,000,000	25,032,796
U.S. Treasury Notes, 2.375%, 8/31/10	65,000,000	65,231,929
U.S. Treasury Notes, 2.00%, 9/30/10	25,000,000	25,109,614
U.S. Treasury Notes, 4.25%, 10/15/10	55,000,000	55,610,591
U.S. Treasury Notes, 4.375%, 12/15/10	50,000,000	50,907,940
U.S. Treasury Notes, 0.875%, 1/31/11	70,000,000	70,197,440
TOTAL U.S. TREASURY NOTES		292,090,310

TOTAL INVESTMENT SECURITIES — 96.3%		3,025,560,766
OTHER ASSETS AND LIABILITIES — 3.7%		115,764,825
TOTAL NET ASSETS — 100.0%		$3,141,325,591

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

Capital Preservation – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of June 30, 2010, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of June 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$3,025,560,766

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

June 30, 2010

Ginnie Mae – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 96.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.1%
GNMA, VRN, 1.88%, 4/1/11	$ 17,713,795	$ 18,030,429
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 95.4%
GNMA, 4.50%, settlement date 7/15/10(2)	107,500,000	112,018,332
GNMA, 4.50%, 7/15/33 to 11/15/39	163,125,707	170,309,447
GNMA, 5.00%, 6/15/33 to 2/20/40(3)	441,961,113	472,728,502
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	421,086,398	456,841,915
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	229,813,170	251,281,728
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	56,410,799	62,538,055
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	9,576,334	10,831,765
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	60,450	68,032
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	7,379,326	8,394,047
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	83,869	92,275
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	54,145	61,941
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	229,168	261,554
GNMA, 7.85%, 9/20/22(3)	32,193	36,863
GNMA, 7.89%, 9/20/22(3)	14,112	16,176
GNMA, 7.98%, 6/15/19(3)	88,435	100,642
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	2,255,072	2,606,933
GNMA, 8.15%, 2/15/21(3)	58,071	66,606
GNMA, 8.25%, 10/20/16 to 5/15/27(3)	512,528	580,575
GNMA, 8.35%, 11/15/20(3)	40,609	46,344
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,813,092	2,086,048
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	168,893	192,923
GNMA, 9.00%, 3/15/13 to 1/15/25(3)	1,122,649	1,278,265
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	237,228	270,761
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	444,309	508,845
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	102,436	118,236
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	63,724	73,176
GNMA, 10.25%, 5/15/12 to 2/15/19(3)	15,108	16,831
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	64,410	72,511
GNMA, 11.00%, 8/15/10 to 6/15/20(3)	34,093	38,916
GNMA, 11.25%, 2/20/16(3)	1,943	2,203
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	4,904	5,552
GNMA, 12.00%, 3/15/11 to 12/15/12(3)	4,706	5,037
GNMA, 12.25%, 2/15/14(3)	3,422	3,918
GNMA, 12.50%, 12/15/10 to 12/15/13(3)	8,707	9,723
GNMA, 13.00%, 2/15/11 to 8/15/15(3)	44,890	51,671
GNMA, 13.50%, 4/15/11 to 8/15/14(3)	18,438	21,505
GNMA, 13.75%, 8/15/14(3)	4,666	5,524
GNMA, 14.00%, 6/15/11 to 7/15/11(3)	697	753
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	9,279	10,559
GNMA, 15.00%, 7/15/11 to 9/15/12(3)	8,465	9,626
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,502,093,747)	1,571,694,744

Ginnie Mae – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 6.8%
GNMA, Series 1998-6, Class FA, VRN, 0.86%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	$ 3,392,277	$ 3,419,838
GNMA, Series 1998-17, Class F, VRN, 0.85%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	398,514	400,822
GNMA, Series 2000-22, Class FG, VRN, 0.55%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	162,212	163,408
GNMA, Series 2001-59, Class FD, VRN, 0.85%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	1,939,849	1,948,540
GNMA, Series 2001-62, Class FB, VRN, 0.85%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,929,876	3,940,100
GNMA, Series 2002-13, Class FA, VRN, 0.85%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,215,382	2,220,476
GNMA, Series 2002-24, Class FA, VRN, 0.85%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,947,607	3,965,575
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.70%, 7/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,130,185	1,140,701
GNMA, Series 2002-31, Class FW, VRN, 0.75%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,176,234	1,180,399
GNMA, Series 2003-42, Class FW, VRN, 0.70%, 7/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	1,899,688	1,900,664
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(3)	925,751	926,308
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(3)	2,544,611	2,555,389
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	19,037,588
GNMA, Series 2003-66, Class HF, VRN, 0.80%, 7/20/10, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	3,704,229	3,747,604
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	1,985,118	2,017,399
GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	4,880,064	4,869,084
GNMA, Series 2004-30, Class PB, 5.00%, 5/20/29	11,949,015	12,129,909
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	24,094,595
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.60%, 7/16/10, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	2,641,451	2,661,333
GNMA, Series 2004-46, Class BG SEQ, 5.00%, 5/20/25	492,589	493,471
GNMA, Series 2009-45, Class AB, 5.00%, 12/20/29	6,842,367	7,084,712
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	10,163,884
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,636,127)		110,061,799
TEMPORARY CASH INVESTMENTS — 5.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	245,158	245,158
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $8,664,242), in a joint trading account at 0.001%, dated 6/30/10, due 7/1/10 (Delivery value $8,493,000)		8,493,000

Ginnie Mae – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Value

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $82,880,067), in a joint trading account at 0.001%, dated 6/30/10, due 7/1/10 (Delivery value $81,266,011)
$ 81,266,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $90,004,158)	90,004,158
TOTAL INVESTMENT SECURITIES — 108.8%
(Cost $1,697,734,032)	1,771,760,701
OTHER ASSETS AND LIABILITIES — (8.8)%	(142,841,313)
TOTAL NET ASSETS — 100.0%	$1,628,919,388

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
239	U.S. Long Bond	September 2010	$30,472,500	$895,672

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
758	U.S. Treasury 2-Year Notes	September 2010	$165,871,719	$(724,167)

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $308,363,000.

Ginnie Mae – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010.  The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$1,571,694,744	–
U.S. Government Agency Collateralized Mortgage Obligations	–	110,061,799	–
Temporary Cash Investments	$245,158	89,759,000	–
Total Value of Investment Securities	$245,158	$1,771,515,543	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Other Financial Instruments	$171,505	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,697,734,032
Gross tax appreciation of investments	$ 74,219,122
Gross tax depreciation of investments	(192,453)
Net tax appreciation (depreciation) of investments	$ 74,026,669

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

June 30, 2010

Government Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 37.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FNMA, VRN, 5.71%, 12/1/12(2)	$ 2,998,176	$ 3,207,957
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 37.2%
FHLMC, 4.50%, 1/1/19(2)	2,979,297	3,179,323
FHLMC, 5.00%, 5/1/23(2)	18,000,111	19,218,324
FHLMC, 5.50%, 10/1/34(2)	4,329,603	4,668,800
FHLMC, 5.50%, 4/1/38(2)	45,588,676	48,965,373
FHLMC, 6.50%, 7/1/47(2)	245,622	268,319
FNMA, 6.50%, settlement date 7/15/10(3)	15,170,000	16,618,265
FNMA, 4.50%, 6/1/18	1,718,008	1,835,500
FNMA, 4.50%, 5/1/19(2)	8,641,482	9,220,310
FNMA, 5.00%, 9/1/20(2)	915,593	983,332
FNMA, 4.50%, 11/1/20	783,128	835,584
FNMA, 6.50%, 3/1/32(2)	458,705	512,273
FNMA, 7.00%, 6/1/32(2)	436,535	494,101
FNMA, 6.50%, 8/1/32(2)	596,669	666,349
FNMA, 5.50%, 7/1/33(2)	6,978,486	7,526,297
FNMA, 5.00%, 11/1/33(2)	35,432,247	37,686,994
FNMA, 5.50%, 8/1/34	26,173,442	28,187,160
FNMA, 5.50%, 9/1/34(2)	1,560,405	1,680,459
FNMA, 5.50%, 10/1/34(2)	11,165,542	12,024,590
FNMA, 5.00%, 8/1/35(2)	7,397,781	7,853,515
FNMA, 5.50%, 1/1/36(2)	26,113,483	28,098,106
FNMA, 5.00%, 2/1/36(2)	3,141,250	3,334,764
FNMA, 5.50%, 4/1/36(2)	8,535,915	9,184,644
FNMA, 5.00%, 5/1/36(2)	15,073,666	16,002,267
FNMA, 5.50%, 12/1/36(2)	7,297,180	7,844,924
FNMA, 5.50%, 2/1/37(2)	25,773,113	27,707,706
FNMA, 6.50%, 8/1/37(2)	2,360,801	2,571,946
FNMA, 6.00%, 11/1/37	36,563,940	39,731,290
FNMA, 6.00%, 9/1/38	3,256,545	3,513,710
FNMA, 6.00%, 11/1/38	4,037,500	4,356,336
FNMA, 4.50%, 2/1/39	13,705,790	14,239,458
FNMA, 6.50%, 6/1/47(2)	135,239	147,714
FNMA, 6.50%, 8/1/47(2)	547,223	597,705
FNMA, 6.50%, 8/1/47(2)	558,027	609,506
FNMA, 6.50%, 9/1/47(2)	62,035	67,758
FNMA, 6.50%, 9/1/47(2)	336,339	367,366
FNMA, 6.50%, 9/1/47(2)	819,056	894,614
FNMA, 6.50%, 9/1/47(2)	889,687	971,761
FNMA, 6.00%, 4/1/48(2)	5,234,631	5,661,090
GNMA, 6.00%, settlement date 7/15/10(3)	14,000,000	15,253,448
GNMA, 5.50%, 12/20/38	20,907,688	22,593,234
GNMA, 6.00%, 1/20/39	4,196,751	4,583,146
GNMA, 5.00%, 3/20/39	21,711,666	23,143,079
GNMA, 5.50%, 3/20/39	7,013,272	7,578,868
GNMA, 5.50%, 4/20/39	11,444,897	12,367,889

Government Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

GNMA, 5.00%, 12/15/39	$ 14,695,462	$ 15,694,753
		469,541,950
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $445,703,933)		472,749,907
U.S. TREASURY SECURITIES — 33.5%
U.S. Treasury Bonds, 11.25%, 2/15/15(2)	20,500,000	29,271,765
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	11,500,000	16,457,581
U.S. Treasury Bonds, 8.125%, 8/15/19(2)	7,600,000	10,837,722
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	20,860,728
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	14,827,857
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	6,200,860
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	5,000,000	6,189,065
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	10,000,000	12,053,130
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	12,000,000	11,175,000
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	9,500,000	10,070,000
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	13,500,000	14,613,750
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	10,500,000	11,835,474
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)	5,371,750	5,569,414
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	21,693,060	22,928,545
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(2)	6,048,900	6,204,375
U.S. Treasury Notes, 0.75%, 5/31/12(2)	15,000,000	15,048,105
U.S. Treasury Notes, 4.125%, 8/31/12(2)	5,650,000	6,078,163
U.S. Treasury Notes, 1.375%, 9/15/12(2)	5,000,000	5,077,735
U.S. Treasury Notes, 1.125%, 6/15/13(2)	25,000,000	25,111,425
U.S. Treasury Notes, 1.875%, 4/30/14(2)	38,000,000	38,703,608
U.S. Treasury Notes, 2.375%, 8/31/14(2)	5,000,000	5,171,485
U.S. Treasury Notes, 2.125%, 11/30/14(2)	10,000,000	10,217,190
U.S. Treasury Notes, 2.625%, 12/31/14(2)	10,000,000	10,420,310
U.S. Treasury Notes, 2.50%, 4/30/15(2)	5,000,000	5,180,080
U.S. Treasury Notes, 2.125%, 5/31/15(2)	15,000,000	15,266,040
U.S. Treasury Notes, 4.50%, 2/15/16(2)	3,000,000	3,397,266
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	16,215,934
U.S. Treasury Notes, 3.00%, 8/31/16(2)	5,000,000	5,222,265
U.S. Treasury Notes, 4.75%, 8/15/17(2)	28,950,000	33,496,047
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	13,304,836
U.S. Treasury Notes, 3.625%, 8/15/19(2)	5,000,000	5,292,580
U.S. Treasury Notes, 3.625%, 2/15/20(2)	10,000,000	10,577,350
TOTAL U.S. TREASURY SECURITIES
(Cost $402,448,353)		422,875,685
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 20.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 8.5%
FHLMC, 1.625%, 4/15/13(2)	23,000,000	23,370,001
FHLMC, 2.50%, 4/23/14	5,000,000	5,183,420
FHLMC, 3.625%, 8/25/14(2)	10,000,000	10,048,240
FHLMC, 2.875%, 2/9/15(2)	6,000,000	6,259,758
FHLMC, 5.00%, 2/16/17(2)	2,500,000	2,859,080
FHLMC, 5.125%, 11/17/17(2)	5,000,000	5,773,115
FHLMC, 4.875%, 6/13/18(2)	2,500,000	2,836,255
FNMA, 2.75%, 3/13/14(2)	10,000,000	10,440,850

Government Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 2.75%, 12/29/14(2)	$ 10,000,000	$ 10,117,050
FNMA, 5.00%, 2/13/17(2)	13,500,000	15,374,853
FNMA, 5.375%, 6/12/17(2)	6,500,000	7,589,283
FNMA, 6.625%, 11/15/30(2)	6,000,000	7,836,486
		107,688,391
GOVERNMENT-BACKED CORPORATE BONDS(4) — 12.1%
Ally Financial, Inc., 1.75%, 10/30/12(2)	14,000,000	14,254,226
Bank of America Corp., 2.10%, 4/30/12(2)	3,500,000	3,586,450
Bank of America Corp., 3.125%, 6/15/12(2)	18,800,000	19,646,414
Citigroup Funding, Inc., 1.25%, 6/3/11	4,000,000	4,029,252
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,106,532
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,043,650
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	8,000,000	8,175,296
General Electric Capital Corp., 2.25%, 3/12/12(2)	15,000,000	15,398,265
General Electric Capital Corp., 2.625%, 12/28/12(2)	1,500,000	1,560,088
GMAC, Inc., 2.20%, 12/19/12(2)	5,150,000	5,295,225
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	3,500,000	3,542,063
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,239,110
HSBC USA, Inc., 3.125%, 12/16/11(2)	5,000,000	5,181,425
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,110,291
JPMorgan Chase & Co., 2.20%, 6/15/12(2)	17,500,000	17,993,710
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	5,000,000	5,146,500
Morgan Stanley, 2.00%, 9/22/11(2)	10,000,000	10,176,710
State Street Corp., 2.15%, 4/30/12(2)	7,500,000	7,685,137
US Bancorp., 1.80%, 5/15/12	10,000,000	10,197,090
Wells Fargo & Co., 3.00%, 12/9/11(2)	4,500,000	4,653,329
		152,020,763
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $253,241,939)		259,709,154
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 7.4%
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.65%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	1,671,853	1,665,977
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	3,572,503	3,706,420
FHLMC, Series 2779, Class FM SEQ, VRN, 0.70%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	2,032,270	2,024,738
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,233,110
FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(2)	1,308,600	1,328,752
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,248,923
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,000,000	10,754,537
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	7,428,983	7,478,200
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	1,765,200	1,879,787
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	1,153,515	1,171,353
FNMA, Series 2003-14, Class LA SEQ, 5.00%, 8/25/16(2)	255,042	256,625
FNMA, Series 2003-42, Class FK, VRN, 0.75%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	1,953,710	1,946,217
FNMA, Series 2003-43, Class LF, VRN, 0.70%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	3,650,478	3,632,375
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.75%, 7/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	2,975,431	2,968,772
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	449,440	457,097

Government Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	$ 12,311,412	$ 13,269,348
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	13,010,495
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,081,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,888,127)		94,114,668
TEMPORARY CASH INVESTMENTS — 2.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	740	740
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $34,831,331), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $34,153,009)		34,153,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $34,153,740)		34,153,740
TOTAL INVESTMENT SECURITIES — 101.7%
(Cost $1,224,436,092)		1,283,603,154
OTHER ASSETS AND LIABILITIES — (1.7)%		(21,821,225)
TOTAL NET ASSETS — 100.0%		$1,261,781,929

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
335	U.S. Long Bond	September 2010	$42,712,500	$1,255,439

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,048	U.S. Treasury 2-Year Notes	September 2010	$229,331,875	$(1,001,223)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $303,917,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Government Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$ 472,749,907	–
U.S. Treasury Securities	–	422,875,685	–
U.S. Government Agency Securities and Equivalents	–	259,709,154	–
Collateralized Mortgage Obligations	–	94,114,668	–
Temporary Cash Investments	$740	34,153,000	–
Total Value of Investment Securities	$740	$1,283,602,414	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$254,216	–	–

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,224,687,143
Gross tax appreciation of investments	$ 59,979,255
Gross tax depreciation of investments	(1,063,244)
Net tax appreciation (depreciation) of investments	$ 58,916,011

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

June 30, 2010

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 89.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 263,970,911	$ 293,482,067
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	172,230,688	182,537,661
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	110,456,284	122,623,706
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	77,465,538	78,772,769
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	124,324,904	161,262,953
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	63,592,082	72,102,483
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	113,186,049	152,288,320
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	40,940,257	53,439,809
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	66,631,419	73,284,166
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	112,170,330	114,115,812
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	54,298,128	57,271,820
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	112,484,445	116,623,535
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	142,985,242	152,245,824
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	49,096,068	50,150,848
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	18,428,175	19,510,830
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	226,499,644	241,505,245
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	79,835,075	83,458,869
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	149,081,873	160,123,324
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	191,623,933	202,537,491
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	34,706,310	35,213,335
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	103,590,864	111,125,442
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	143,452,346	154,928,534
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	119,852,598	133,532,693
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	98,472,845	108,812,493
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	59,010,468	66,631,139
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	68,447,438	72,212,047
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	13,093,331	13,587,395
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	88,137,588	96,338,526
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	36,246,565	38,905,577
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	69,663,165	71,453,717
TOTAL U.S. TREASURY SECURITIES
(Cost $3,099,717,890)		3,290,078,430
CORPORATE BONDS — 5.7%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	941,372
United Technologies Corp., 5.70%, 4/15/40(1)	3,290,000	3,692,213
		4,633,585
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	3,120,000	3,607,048
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,609,582
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	2,490,000	2,696,727
PepsiCo, Inc., 3.10%, 1/15/15(1)	3,250,000	3,388,866
		12,302,223
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,590,000	3,008,269
CAPITAL MARKETS — 0.6%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	4,060,751
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,443,294
Credit Suisse AG, 5.40%, 1/14/20(1)	980,000	976,892

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	$ 3,980,000	$ 4,458,802
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	2,000,000	1,981,402
Morgan Stanley, 4.20%, 11/20/14(1)	3,230,000	3,193,837
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,438,475
		21,553,453
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	1,560,000	1,913,955
COMMERCIAL BANKS — 0.1%
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,311,386
PNC Funding Corp., 3.625%, 2/8/15(1)	980,000	1,010,257
		2,321,643
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	4,400,000	4,915,786
CONSUMER FINANCE — 0.3%
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,753,290
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	214,211
General Electric Capital Corp., 5.50%, 1/8/20	2,400,000	2,542,805
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,642,476
		9,152,782
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	4,954,479
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,558,450
CME Group Index Services LLC, 4.40%, 3/15/18(1)(2)	2,160,000	2,206,081
		11,719,010
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,102,733
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,660,787
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,604,038
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,033,098
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,530,107
		14,930,763
ELECTRIC UTILITIES — 0.2%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,983,425
EDF SA, 4.60%, 1/27/20(1)(2)	3,270,000	3,368,126
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,659,980
		8,011,531
FOOD & STAPLES RETAILING — 0.1%
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	2,040,000	2,119,119
FOOD PRODUCTS — 0.2%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,000,000	2,148,762
Kraft Foods, Inc., 6.50%, 2/9/40(1)	4,900,000	5,506,576
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	1,300,000	1,396,019
		9,051,357
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Medtronic, Inc., 3.00%, 3/15/15(1)	5,770,000	5,986,352
Stryker Corp., 3.00%, 1/15/15(1)	1,450,000	1,499,380
		7,485,732
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	2,970,000	3,236,587
INSURANCE(3)
Prudential Financial, Inc., 2.75%, 1/14/13(1)	1,300,000	1,307,458

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	$ 1,950,000	$ 2,140,353
MEDIA — 0.4%
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,122,289
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	3,300,000	3,326,892
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,185,677
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,431,870
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,382,144
		14,448,872
METALS & MINING — 0.2%
Newmont Mining Corp., 6.25%, 10/1/39(1)	3,700,000	4,057,735
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	2,000,000	2,193,506
		6,251,241
MULTI-UTILITIES — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,772,541
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,069,835
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	2,050,000	2,240,906
PG&E Corp., 5.75%, 4/1/14(1)	2,240,000	2,484,514
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,436,874
		12,004,670
OIL, GAS & CONSUMABLE FUELS — 0.6%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,617,971
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,593,427
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,532,945
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	2,000,000	2,111,804
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,353,280
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,092,377
Williams Partners LP, 5.25%, 3/15/20(1)(2)	1,330,000	1,363,927
XTO Energy, Inc., 6.50%, 12/15/18(1)	1,870,000	2,274,631
		22,940,362
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(1)	2,000,000	2,588,974
International Paper Co., 7.30%, 11/15/39(1)	1,920,000	2,126,734
		4,715,708
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 2.70%, 5/27/15(1)	1,740,000	1,782,152
Abbott Laboratories, 5.30%, 5/27/40(1)	1,880,000	1,983,522
Pfizer, Inc., 6.20%, 3/15/19(1)	3,250,000	3,871,637
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,130,000	2,487,222
		10,124,533
REAL ESTATE INVESTMENT TRUSTS (REITs)(3)
ProLogis, 7.375%, 10/30/19(1)	1,300,000	1,276,139
ROAD & RAIL — 0.1%
Union Pacific Corp., 7.875%, 1/15/19(1)	3,310,000	4,223,603
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	4,800,000	4,936,680
Oracle Corp., 5.75%, 4/15/18(1)	5,000,000	5,801,325
		10,738,005

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
America Movil SAB de CV, 5.00%, 3/30/20(1)(2)	$ 1,350,000	$ 1,402,928
Vodafone Group plc, 5.45%, 6/10/19(1)	2,000,000	2,146,722
		3,549,650
TOTAL CORPORATE BONDS
(Cost $196,991,157)		210,076,389
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.4%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.53%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	10,107,485	8,758,537
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	10,659,000	11,034,235
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	7,000,000	7,252,272
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.65%, 7/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)	8,927,324	8,245,887
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 7/1/10(1)	15,100,000	15,772,235
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $51,757,161)		51,063,166
ASSET-BACKED SECURITIES(4) — 0.5%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	11,800,000	12,025,663
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(1)	6,500,000	6,620,998
TOTAL ASSET-BACKED SECURITIES
(Cost $18,299,317)		18,646,661
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 5.625%, 7/15/37(1)
(Cost $16,280,944)	15,500,000	18,224,853
MUNICIPAL SECURITIES — 0.2%
California GO, (Building Bonds), 7.55%, 4/1/39(1)	1,710,000	1,870,757
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	800,000	809,544
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	950,000	983,031
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	1,750,000	1,904,000
TOTAL MUNICIPAL SECURITIES
(Cost $5,065,931)		5,567,332
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.50%, 6/30/17, valued at $61,799,416), in a joint trading account at 0.00%, dated 6/30/10, due 7/1/10 (Delivery value $60,578,000)		60,578,000

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)
Value

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/10, valued at $10,023,199), in a joint trading account at 0.01%, dated 6/30/10, due 7/1/10 (Delivery value $9,828,003)
$ 9,828,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $70,406,000)	70,406,000
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $3,458,518,400)	3,664,062,831
OTHER ASSETS AND LIABILITIES — 0.5%	19,167,511
TOTAL NET ASSETS — 100.0%	$3,683,230,342

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
729	U.S. Long Bond	September 2010	$92,947,500	$2,731,986

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2,233	U.S. Treasury 2-Year Notes	September 2010	$488,643,203	$(2,133,330)

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(1,643,416)
8,000,000	Pay a fixed rate equal to 0.08 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(260,960)
32,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(1,009,829)
24,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(1,626,673)
4,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	(83,767)
8,700,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	(200,302)
32,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(1,083,421)
50,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(1,402,507)
24,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(706,633)
4,500,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	(126,573)
58,300,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(4,504,331)
7,600,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(572,111)
			$(13,220,523)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $594,812,000.

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $32,835,775, which represented 0.9% of total net assets.

(3)	Industry is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices.  Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$3,290,078,430	–
Corporate Bonds	–	210,076,389	–
Commercial Mortgage-Backed Securities	–	51,063,166	–
Asset-Backed Securities	–	18,646,661	–
U.S. Government Agency Securities	–	18,224,853	–
Municipal Securities	–	5,567,332	–
Temporary Cash Investments	–	70,406,000	–
Total Value of Investment Securities	–	$3,664,062,831	–
Other Financial Instruments
Futures Contracts	$598,656	–	–
Swap Agreements	–	$(13,220,523)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$598,656	$(13,220,523)	–

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,460,898,971
Gross tax appreciation of investments	$ 205,665,174
Gross tax depreciation of investments	(2,501,314)
Net tax appreciation (depreciation) of investments	$ 203,163,860

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 26, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 26, 2010